Victory Funds

Victory S&P 500 Index VIP Series

Supplement dated July 1, 2019

to the Prospectus dated May 1, 2019 (“Prospectus”)

Effective June 30, 2019, Steve Hammers is no longer a portfolio manager of the Fund. All references to Mr. Hammers in the Prospectus are hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.